Note 3 - Loans Held for Investment - Loan and Preferred Equity Portfolio Activity (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2020
Balance at December 31, 2019
Contributions from noncontrolling interests in the OP			967,202
Originations			7,500
Proceeds from principal repayments			(1,987)
Proceeds from redemption of mezzanine loan, net			(3,221)
Amortization of loan premium, net (1)	[1]		(5,056)
Loan loss provision, net (2)		$ 14	(279) [2]
Balance at September 30, 2020	[3]	964,159	964,159
Loans Receivable, Held for Investment [Member]
Balance at December 31, 2019
Contributions from noncontrolling interests in the OP			967,202
Originations			7,500
Proceeds from principal repayments			(1,987)
Proceeds from redemption of mezzanine loan, net			(3,221)
Amortization of loan premium, net (1)	[1]		(5,056)
Loan loss provision, net (2)	[2]		(279)
Balance at September 30, 2020		$ 964,159	$ 964,159

[1]	Includes net amortization of loan purchase premiums.
[2]	Based on management's judgment and estimate of credit losses. See Note 2 for additional information.
[3]	Carrying value includes the outstanding face amount plus unamortized purchase premiums/discounts and any allowance for loan losses.